CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
OPERATING ACTIVITIES
Loss for the year	$ (8,378,549)	$ (16,358,891)	$ (14,311,246)	$ (6,181,889)
Adjustments to reconcile loss to net cash flows
Income tax	(2,817,251)	6,986,284	(10,928,517)	(1,860,647)
Finance results	10,193,263	41,458,217	40,950,716	8,249,577
Depreciation of property, plant and equipment	1,254,657	2,450,256	2,230,881	584,293
Amortization of intangible assets	1,418,529	2,376,919	2,141,476	424,179
Inventory purchase price allocation charge	2,436,949		2,257,378	7,516,071
Transaction expenses		4,535,247
Stock options	25,710	(102,827)	30,005	43,827
Share of profit or loss of joint ventures and associates	649,075	(1,012,486)	2,136,801	707,042
Loss of control of subsidiaries		(10,591)
Provisions for contingencies	(248,727)	(246,832)	46,103	293,009
Allowance for impairment of trade debtors	333,490	686,985	1,259,127	125,764
Allowance for obsolescence	148,840	564,873	661,804	982,351
Gain or loss on sale of equipment and intangible assets	155,294	91,762	4,834	(13,760)
Working capital adjustments
Trade receivables	16,744,754	41,488,831	17,316,880	(11,347,636)
Other receivables	3,552,607	5,770,280	513,162	(3,450,565)
Income and minimum presumed income taxes	(2,476,482)	2,778,289	(126,806)	3,582,581
Inventories	(1,123,249)	(8,920,222)	10,355,422	2,977,418
Trade and other payables	(12,932,716)	(33,699,077)	(35,288,368)	(3,170,910)
Employee benefits and social security	1,578,691	931,656	(543,917)	3,757,935
Deferred revenue and advances from customers	351,154	66,178	(162,473)	634,392
Income and minimum presumed income taxes payable	(1,278,038)	(1,705,481)	(71,076)	(5,079,759)
Government grants	(37,374)	(23,019)	(85,318)	3,126
Inflation effects on working capital adjustments		(18,411,538)
Net cash flows generated by (using in) operating activities	9,550,627	29,694,813	18,386,868	(1,223,601)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	130,011	317,953	109,711	13,760
Investment in joint ventures and associates and associates		(129,340)
Purchases of property, plant and equipment	(695,667)	(2,044,102)	(2,791,794)	(608,061)
Net loans granted to shareholders and other related parties	(2,428,076)		(2,621,647)
Capitalized development expenditures	(1,884,289)	(682,530)	(2,301,425)	(175,527)
Purchases of intangible assets	(979,728)	(722,833)	(614,529)	(420,254)
Restricted short-term deposit	(4,222,130)
Acquisition of business				(40,678,146)
Net cash flows used in investing activities	(10,079,879)	(3,260,852)	(8,219,684)	(41,868,228)
FINANCING ACTIVITIES
Proceeds from borrowings	60,338,582	88,693,632	27,745,013	10,548,234
Repayment of borrowings and interest payments	(56,549,534)	(111,084,915)	(37,624,531)	(6,351,924)
(Decrease)/Increase bank overdraft and other short-term borrowings	(1,556,527)	(4,968,813)	1,208,830	(1,332,036)
Other financial proceeds or payments, net	(1,066,102)	(854,731)	(1,787,117)	(883,069)
Reverse Recapitalization		1,268,633
Proceeds from the issuance of preferred shares				42,000,001
Cash dividend distributed by subsidiary				(13,790)
Net cash flows (used in) provided by financing activities	1,166,419	(26,946,194)	(10,457,805)	43,967,416
Net (decrease) increase in cash and cash equivalents	637,167	(512,233)	(290,621)	875,587
Inflation effects on cash and cash equivalents		1,681,113
Cash and cash equivalents as of beginning of the year	982,897	2,215,103	1,679,478	20,524
Effect of exchange rate changes on cash and equivalents	59,414	66,890	826,246	86,786
Cash and cash equivalents as of the end of the year	$ 1,679,478	$ 3,450,873	$ 2,215,103	$ 982,897